Cover	Dec. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2022
Entity File Number	000-56356
Entity Registrant Name	Point of Care Nano-Technology, Inc.
Entity Central Index Key	0001504239
Entity Tax Identification Number	27-2830681
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	109 AmberSweet Way
Entity Address, City or Town	Davenport
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33897
City Area Code	(732)
Local Phone Number	723-7395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false